Loans and Allowance for Credit Losses, Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 1,196,018	$ 1,061,825
Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	417,920	373,534
Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	114,724	86,471
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	269,285	206,847
Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	86,028	79,669
Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	167,099	158,440
Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	37,277	50,246
Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	50,605	42,473
Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	53,080	64,145
Total Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	23,839	14,008
Total Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	6,749	5,375
Total Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	6,062	1,589
Total Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	2,294
Total Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	6,000	0
Total Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,396	1,336
Total Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,367	1,554
Total Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	407	786
Total Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	858	1,074
30 to 59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	7,269	8,803
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	4,656	3,294
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	672	773
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	2,294
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	248	533
30 to 59 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	918	791
30 to 59 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	194	402
30 to 59 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	581	716
60 to 89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	6,885	1,970
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,523	1,097
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	4,711	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	35	58
60 to 89 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	327	414
60 to 89 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	64	141
60 to 89 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	225	260
90 Days or More Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	9,685	3,235
90 Days or More Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	570	984
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	679	816
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	6,000	0
90 Days or More Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,113	745
90 Days or More Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	122	349
90 Days or More Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	149	243
90 Days or More Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	52	98
Loans Not Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,172,179	1,047,817
Loans Not Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	411,171	368,159
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	108,662	84,882
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	269,285	204,553
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	80,028	79,669
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	164,703	157,104
Loans Not Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	35,910	48,692
Loans Not Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	50,198	41,687
Loans Not Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 52,222	$ 63,071